DEBT - Margins Narrative (Details)	12 Months Ended
Dec. 31, 2015
High-Yield Bonds
Debt Instrument [Line Items]
Margin on LIBOR	5.20%
2015 Norwegian Bonds
Debt Instrument [Line Items]
Margin on LIBOR	4.40%
Minimum
Debt Instrument [Line Items]
Margin on LIBOR	1.34%
Maximum
Debt Instrument [Line Items]
Margin on LIBOR	3.50%